Investment in equity investees (Details 6) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Operating data:
Net income/(loss)	¥ 44,660	$ 6,118	¥ 23,257	¥ 9,691
Balance sheet data:
Current assets	386,698		307,810		$ 52,977
Non-current assets	311,536		321,148		42,681
Current liabilities	299,521		265,650		41,034
Non-current liabilities	85,416		66,928		11,702
Non-controlling interests	73,466		63,908		$ 10,065
Share of results of equity investees
Equity method investments
Impairment charges in connection with the equity method	699		266	1,316
Equity Method Investments
Operating data:
Revenues	146,583		149,237	160,554
Gross profit	70,000		48,134	47,369
Income/(loss) from operations	8,334		(274)	(2,158)
Net income/(loss)	4,380		(1,733)	(1,583)
Net income/(loss) attributable to the investees' ordinary shareholders	4,641		(1,506)	¥ (1,327)
Balance sheet data:
Current assets	161,218		155,283
Non-current assets	146,848		145,171
Current liabilities	124,013		118,886
Non-current liabilities	44,090		50,228
Redeemable stock	28,167		0
Non-controlling interests	¥ 4,429		¥ 359